Capital and other commitments	12 Months Ended
Dec. 31, 2020
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Capital and other commitments
30. Capital and other commitments

	2020 $m	2019 $m
Contracts placed for expenditure not provided for in the Group Financial Statements

Property, plant and equipment	17	52

Intangible assets	2	7

	19	59

The Group has also committed to invest a further $6m (2019: $6m) in one of its associates.